Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 02, 2012	Nov. 27, 2011
Current assets:
Cash and equivalents	$ 128,154	$ 107,975
Accounts receivable (net of allowance for doubtful accounts, discounts and returns, 2012-$29,959; 2011-$30,104)	152,619	126,494
Inventories	72,364	57,002
Prepaid expenses	31,358	29,275
Deferred income taxes	21,579	21,349
Total current assets	406,074	342,095
Property, plant and equipment-at cost:
Land	6,761	7,351
Buildings and improvements	128,039	128,700
Machinery and equipment	281,345	261,650
Construction in progress	7,861	8,414
Property, plant and equipment-at cost	424,006	406,115
Less accumulated depreciation	(259,983)	(239,370)
Property, plant and equipment, net	164,023	166,745
Other assets:
Goodwill	363,229	361,026
Other intangibles-net of accumulated amortization (2012-$5,005; 2011-$3,496)	14,710	1,116
Deferred income taxes	3,945	1,772
Debt issuance costs, net, and other assets	53,364	46,440
Total other assets excluding property, plant and equipment	435,248	410,354
Total Assets	1,005,345	919,194
Current liabilities:
Current portion-long term obligations	4,045	1,584
Accounts payable	100,796	68,774
Accrued expenses:
Customer incentives and advertising	34,664	26,038
Compensation	33,065	17,601
Interest	14,484	14,074
Warranty	9,785	7,522
Other	26,128	20,904
Deferred income taxes	3,000
Total current liabilities	225,967	156,497
Long term obligations, net of current portion	765,521	790,297
Other noncurrent liabilities	60,249	52,415
Deferred income taxes	93	549
Commitments and contingencies
Redeemable noncontrolling interest	11,035
Stockholders' deficit:
Preferred stock, $0.01 par value; Authorized 50,000 shares; Issued, none
Common stock, $0.01 par value; Authorized 600,000 shares; Issued and outstanding: 2012-104,322; 2011-100,916	1,045	1,010
Additional paid-in capital	955,777	935,512
Treasury stock, at cost: 2012-655; 2011-0	(1,138)
Accumulated deficit	(1,016,567)	(1,016,577)
Accumulated other comprehensive income (loss)	3,363	(509)
Total stockholders' deficit	(57,520)	(80,564)
Total Liabilities and Stockholders' Deficit	$ 1,005,345	$ 919,194